UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.		Name and address of issuer:
		Endeavor Series Trust
		2101 East Coast Highway, Suite 300
		Corona del Mar, CA 92625


2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for
all series and classes of securities of the issuer, check
the box but do not list series or classes:   X


3.	Investment Company Act File Number:	811-5780


	Securities Act File Number:			33-27352


4(a).Last day of fiscal year for which this Form is
filed:	December 31, 1998


4(b).__	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of
the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must
be paid on the registration fee due.4(c).
__	Check box if this is the last time the issuer
will be filing this Form

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
during the
		fiscal year pursuant to section 24(f):
	$643,117,423

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:
	$295,995,348

	(iii) Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:	$
0

	(iv)	Total available redemption credits (add
items
		5(ii) and 5(iii):	-$295,995,348

	(v)	Net sales - if Item 5(i) is greater than
item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:
	$347,122,075

	(vi)	Redemption credits available for use in
future
		years - if item 5(i) is less than Item
5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$
(     0     )

	(vii)	Multiplier for determining
registration fee (See
		Instruction C.9):	x  .000278

	*(viii)	Registration fee due [multiply Item
5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=
0

*	No fee is due as all shares were sold to
unmanaged separate accounts whose interests have been registered under the Securities Act of 1933 and for which the registration fees have been paid. The
Registrant offers its shares exclusively to registered separate accounts of affiliated insurance companies.

6.	Prepaid Shares

	If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before [effective date of
recision of rule 24e-2], then report the amount of
securities (number of shares or other units) deducted
here:      0     .  If there is a number of shares or
other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 15,776,151.

7.	Interest due - if this Form is being filed more
than 90 days after the end of the issuer's 	fiscal
year (see instruction D):	+$        0

8.	Total of the amount of the registration fee due
plus any interest due
	[line 5(viii) plus line 7]:	=$         0

9.	Date the registration fee and any interest
payment was sent to the
	Commission's lockbox depository:

		Method of Delivery:

			_	Wire Transfer
			_	Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)* /s/ Gail A. Hanson


	  Gail A. Hanson, Assistant Secretary

Date  March 24, 1999
*Please print the name and title of the signing officer below the signature.

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